SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Income Tax Disclosure [Abstract]
Federal: Current			$ 2,388,000	$ 307,199		$ 521,293
Federal: Deferred			(259,579)			(208,560)
State and Local: Current			453,000			262,576
State and Local: Deferred			(44,421)			(55,440)
Income tax benefit	$ 1,902,541	$ 290,505	$ 2,537,000	$ 307,199		$ 519,869